Commitments and Contingencies (Details)			6 Months Ended		12 Months Ended
	Feb. 02, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2023 ₪ / shares shares	Dec. 31, 2022 ₪ / shares shares
Commitments and Contingencies [Abstract]
Ordinary shares | shares						3,597,442	3,597,442
Ordinary per shares | ₪ / shares						₪ 0.02	₪ 0.02
Outstanding warrants | shares						111,261
Consultant agreement, description						the Company entered into a consulting services agreement with two consultants, pursuant to which, subject to the completion of a capital raise of at least $5 million, the consultants would be entitled to 179,510 warrants to each one of them, with each whole warrant exercisable for one Ordinary Share, at an exercise price of NIS 0.02 per Ordinary Share, which may be paid via cashless, exercise at any time after the six-month anniversary of the grant date. The warrants will be fully vested upon grant and will be exercisable at any time and from time to time, in whole or in part for a period of five years from the date of their grant. Considering the de-minimis exercise price, the fair values of the warrants were determined, taking into consideration the following assumptions: Company’s Ordinary Share price of $2.32 (considering the implied share price of $2.32 of the January 2022 acquisition (see Note 4B above) and the likelihood of a successful IPO at the expected target price back then) at $194 thousand each to be recognized over the expected term.
Share-based compensation expenses			$ 91,531	$ 96,915
Underwriting compensation description			The underwriting discount will be 8.0% for the Offering and a non-accountable expense allowance equal to 1.0% of the Offering.
Fees and expenses			$ 100,000
Underwriter’s Warrants [Member]
Commitments and Contingencies [Abstract]
Percentage of aggregate number of ordinary share sold			5.00%
Percentage of public offering price per ordinary share			125.00%
Israel Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Research and development grant received			100.00%
Grant received			$ 781,000		$ 748,000
Minimum [Member] | Israel Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Royalties rate			3.00%
Maximum [Member] | Israel Innovation Authority [Member]
Commitments and Contingencies [Abstract]
Royalties rate			3.50%
Parent Company [Member]
Commitments and Contingencies [Abstract]
Percentage of share capital		100.00%
Total consideration		$ 6,000,000
Ordinary shares | shares	111,261
Ordinary per shares | $ / shares	$ 2.7797
Ordinary Shares, pre-money valuation	$ 10,000,000
Ordinary shares percentage	50.00%